Investment Objectives and Goals	Oct. 24, 2025
Investor Class Shares | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA U.S. Fixed Income Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in one to ten years from the date of settlement.
Investor Class Shares | SA Global Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA Global Fixed Income Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in one to ten years from the date of settlement.
Investor Class Shares | SA U.S. Core Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA U.S. Core Market Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is to achieve long-term capital appreciation.
Investor Class Shares | SA U.S. Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA U.S. Value Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is to achieve long-term capital appreciation.
Investor Class Shares | SA U.S. Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA U.S. Small Company Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is to achieve long-term capital appreciation.
Investor Class Shares | SA International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA International Value Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is to achieve long-term capital appreciation.
Investor Class Shares | SA International Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA International Small Company Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund.

Investor Class Shares | SA Emerging Markets Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA Emerging Markets Value Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is to achieve long-term capital appreciation.
Investor Class Shares | SA Real Estate Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA Real Estate Securities Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is to achieve long-term capital appreciation.
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SA Worldwide Moderate Growth Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund’s goal is long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation.